Property and Equipment (Details) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Feb. 13, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment [Line Items]
Depreciation expense							$ 460,722	$ 476,275
Successor [Member]
Property and Equipment [Line Items]
Depreciation expense					$ 304,446
Predecessor [Member]
Property and Equipment [Line Items]
Depreciation expense	$ 37,356	$ 113,855	$ 115,388	$ 346,164		$ 346,164